Guarantees and Purchase Obligations - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital commitments [abstract]
Purchase commitments	₺ 1,311,359	₺ 840,208
Purchase commitments settlement term	4 years
Guarantees	₺ 6,936,046	₺ 4,146,811